As filed with the Securities and Exchange Commission on March 24, 2017

1933 Act Registration No. 333-215607

1940 Act Registration No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. 1	☑
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 1

(Check appropriate box or boxes.)

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

110 East 59th Street, 31st Floor

New York, NY 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 883 - 2290

Kathy Cuocolo, 110 East 59th Street, 31st Floor New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust
Arnold & Porter Kaye Scholer LLP
250 West 55th Street

New York, New York 10019-9710

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in Accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS DATED [_____], 2017

Syntax ETF Trust (the “Trust”)

Syntax Stratified Core ETF [Ticker]
Syntax Stratified LargeCap ETF [Ticker]
Syntax Stratified MidCap ETF [Ticker]
Syntax Stratified Financials ETF [Ticker]
Syntax Stratified Energy ETF [Ticker]
Syntax Stratified Industrials ETF [Ticker]
Syntax Stratified Information Tools ETF [Ticker]
Syntax Stratified Information ETF [Ticker]
Syntax Stratified Consumer ETF [Ticker]
Syntax Stratified Food ETF [Ticker]
Syntax Stratified Healthcare ETF [Ticker]

[_____], 2017

Principal U.S. Listing Exchange: NYSE Arca, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. It is possible to lose money by investing in the Funds.

1

2

Syntax Stratified Core ETF

OBJECTIVE

The Syntax Stratified Core ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Core Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

3

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is the stratified-weight version of the S&P 900® Index, which combines the S&P 500® Index and S&P MidCap 400® Index. The Index holds the same constituents as the S&P 900, but the weight of each company in the Syntax Stratified Core Index is based on its patented methodology to control exposure to related business risks (RBRs). The Index rebalances quarterly on the third Friday of each month and will typically include 900 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

4

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

5

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index. The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make various industry sectors individually available to investors.

The Syntax 900 I, LP and the Syntax Index Series LP each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Syntax Index Series LP is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

6

Consistent with the rules of the Index, the Syntax 900 I, LP and the Syntax Index Series LP held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Syntax 900 I, LP and the Syntax Index Series LP by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

*Performance prior to January 1, 2015 is that of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Syntax Index Series LP.

The year to date return of the Fund as of [ ] is [ ]%.

Highest Quarterly Return	Q1, 2013	13.33%
Lowest Quarterly Return	Q3, 2011	-17.56%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 900® Index	[ ]	%	[ ]	%	[ ]	%

(Index returns reflect no deduction for fees, expenses or taxes)

7

*Performance prior to January 1, 2015 is that of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

Syntax Stratified LargeCap ETF

OBJECTIVE

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.20%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.35%
Fee Waiver/Expense Reimbursement[2]	0.10%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.25%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.25%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

9

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is the stratified-weight version of the widely used S&P 500® Index. The Index holds the same constituents as the S&P 500, but the weight of each company in the Syntax Stratified LargeCap Index is based on its patented methodology to control exposure to related business risks (RBRs). The Index rebalances quarterly on the third Friday of each month and will typically include 500 components. The market capitalization of companies in the S&P 500® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

10

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

11

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the large cap sector (the “500 Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the 500 Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the 500 Sleeve, among other sectors, individually available to investors.

The 500 Sleeve and the 500 Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The 500 Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the 500 Sleeve and the 500 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 500 Sleeve and the 500 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

12

*Performance prior to January 1, 2015 is that of the 500 Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the 500 Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q1, 2013	13.40%
Lowest Quarterly Return	Q3, 2011	-15.96%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

(Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the 500 Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the 500 Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

13

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Syntax Stratified MidCap ETF

OBJECTIVE

The Syntax Stratified MidCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified MidCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.30%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.45%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.40%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.40%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

15

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is the stratified-weight version of the widely used S&P MidCap 400® Index. The index holds the same constituents as the S&P MidCap 400, but the weight of each company in the Syntax Stratified MidCap Index is based on its patented methodology to control exposure to related business risks (RBRs). The Index rebalances quarterly on the third Friday of each month and will typically include 400 components. The market capitalization of companies in the S&P MidCap 400® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

16

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

17

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the mid cap sector (the “Mid Cap Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Mid Cap Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Mid Cap Sleeve, among other sectors, individually available to investors.

The Mid Cap Sleeve and the Mid Cap Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Mid Cap Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

18

Consistent with the rules of the Index, the Mid Cap Sleeve and the Mid Cap Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Mid Cap Sleeve and the Mid Cap Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

*Performance prior to January 1, 2015 is that of the Mid Cap Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Mid Cap Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q4, 2011	14.39%
Lowest Quarterly Return	Q3, 2011	-20.06%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P MidCap 400® Index	[ ]	%	[ ]	%	[ ]	%

(Index returns reflect no deduction for fees, expenses or taxes)

19

*Performance prior to January 1, 2015 is that of the Mid Cap Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Mid Cap Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

Syntax Stratified Financials ETF

OBJECTIVE

The Syntax Stratified Financials ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Financials Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

21

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the financial sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the financial sector including banking, insurance, and real estate companies. All of these companies play a central role in directing and structuring flows of capital resources in the US and global economy. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

22

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

FINANCIAL SECTOR RISK: The Fund's assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

23

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

24

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the financial sector (the “Financials Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Financials Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Financials Sleeve, among other sectors, individually available to investors.

The Financials Sleeve and the Financials Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Financials Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Financials Sleeve and the Financials Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Financials Sleeve and the Financials Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

25

*Performance prior to January 1, 2015 is that of the Financials Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Financials Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q1, 2012	17.92%
Lowest Quarterly Return	Q3, 2011	-20.62%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

(Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Financials Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Financials Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

26

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

27

Syntax Stratified Energy ETF

OBJECTIVE

The Syntax Stratified Energy ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Energy Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

28

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the energy sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the energy sector, including extraction, refined oil and utilities. All of these companies play a central role in creating and distributing energy resources in the US and global economy. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

29

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

ENERGY SECTOR RISK: The Fund's assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Securities prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies' products or services or for energy products and services in general, as well as negative developments in these other areas, could adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

30

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

31

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the energy sector (the “Energy Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Energy Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Energy Sleeve, among other sectors, individually available to investors.

The Energy Sleeve and the Energy Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Energy Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Energy Sleeve and the Energy Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Energy Sleeve and the Energy Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

32

*Performance prior to January 1, 2015 is that of the Energy Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Energy Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q4, 2011	16.07%
Lowest Quarterly Return	Q3, 2011	-18.52%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

 (Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Energy Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Energy Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

33

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34

Syntax Stratified Industrials ETF

OBJECTIVE

The Syntax Stratified Industrials ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Industrials Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

35

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the industrial sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the industrial sector, including industrial raw materials, components, finished equipment, and industrial services. All of these companies play a central role in creating and maintaining industrial equipment, which is used to produce the tangible goods that are essential to economic systems, including real estate, consumer goods, healthcare products, computer hardware and food. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

36

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

INDUSTRIAL SECTOR RISK: The Fund's assets will be concentrated in the industrial sector, which means the Fund will be more affected by the performance of the industrial sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

37

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

38

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the industrial sector (the “Industrials Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Industrials Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Industrials Sleeve, among other sectors, individually available to investors.

The Industrials Sleeve and the Industrials Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Industrials Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Industrials Sleeve and the Industrials Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Industrials Sleeve and the Industrials Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

39

*Performance prior to January 1, 2015 is that of the Industrials Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Industrials Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q4, 2011	17.84%
Lowest Quarterly Return	Q3, 2011	-24.78%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

 (Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Industrials Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Industrials Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

40

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

41

Syntax Stratified Information Tools ETF

OBJECTIVE

The Syntax Stratified Information Tools ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Information Tools Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

42

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the information tools sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the information tools sector, including components for electronic systems and computing systems for businesses and consumers. These companies play a central role in designing, producing, and maintaining the information tools that enable information systems underlying virtually every part of the developed economy. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

43

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

INFORMATION TOOLS SECTOR RISK: The Fund's assets will be concentrated in companies in the information tools sector, which means the Fund will be more affected by the performance of the information tools sector than a fund that is more diversified. Market or economic factors impacting information tool companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of information tool companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information tool companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information tool companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information tool sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

44

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

45

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the information tools sector (the “Information Tools Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Information Tools Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Information Tools Sleeve, among other sectors, individually available to investors.

The Information Tools Sleeve and the Information Tools Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Information Tools Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Information Tools Sleeve and the Information Tools Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Information Tools Sleeve and the Information Tools Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

46

*Performance prior to January 1, 2015 is that of the Information Tools Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Information Tools Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q1, 2012	19.76%
Lowest Quarterly Return	Q3, 2011	-19.61%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

 (Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Information Tools Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Information Tools Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

47

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48

Syntax Stratified Information ETF

OBJECTIVE

The Syntax Stratified Information ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Information Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

49

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the information sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the information sector, including commercial and consumer transaction, investment, media and other similar services information. These companies play a central role in designing, developing, implementing, and distributing the information systems underlying virtually every part of the developed economy. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

50

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

INFORMATION SECTOR RISK: The Fund's assets will be concentrated in companies in the information sector, which means the Fund will be more affected by the performance of the information sector than a fund that is more diversified. Market or economic factors impacting information companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of information companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

51

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

52

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the information sector (the “Information Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Information Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Information Sleeve, among other sectors, individually available to investors.

The Information Sleeve and the Information Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Information Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Information Sleeve and the Information Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Information Sleeve and the Information Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

53

*Performance prior to January 1, 2015 is that of the Information Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Information Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q1, 2012	13.43%
Lowest Quarterly Return	Q3, 2011	-19.78%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

 (Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Information Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Information Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

54

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

Syntax Stratified Consumer ETF

OBJECTIVE

The Syntax Stratified Consumer ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Consumer Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

56

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the consumer products and services sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the consumer products and services sector, including transportation, apparel, and household and personal care goods. These companies play a central role in directly providing the resources and services used by domestic and global consumers in everyday work and leisure. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

57

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

CONSUMER SECTOR RISK: The Fund's assets will be concentrated in the consumer sector, which means the Fund will be more affected by the performance of the consumer sector than a fund that is more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

58

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the consumer products and services sector (the “Consumer Products and Services Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Consumer Products and Services Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Consumer Products and Services Sleeve, among other sectors, individually available to investors.

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The Consumer Products and Services Sleeve and the Consumer Products and Services Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Consumer Products and Services Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Consumer Products and Services Sleeve and the Consumer Products and Services Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Consumer Products and Services Sleeve and the Consumer Products and Services Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

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*Performance prior to January 1, 2015 is that of the Consumer Products and Services Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Consumer Products and Services Series of Syntax Index Series LP.

The year to date return of the Fund as of [ ] is [ ]%.

Highest Quarterly Return	Q1, 2013	15.43%
Lowest Quarterly Return	Q3, 2011	-15.17%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

 (Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Consumer Products and Services Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Consumer Products and Services Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

61

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Syntax Stratified Food ETF

OBJECTIVE

The Syntax Stratified Food ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Food Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

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Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the food sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the food sector, including agriculture, food and beverage processing, and restaurant, retail, and wholesale food distribution. These companies play a major role in producing and providing the food and beverages that sustain consumers in the US and around the world. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

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PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

FOOD SECTOR RISK: The Fund's assets will be concentrated in the food sector, which means the Fund will be more affected by the performance of the food sector than a fund that is more diversified. Food companies are subject to government regulation affecting their products which may negatively impact such companies' performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

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INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the food sector (the “Food Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Food Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Food Sleeve, among other sectors, individually available to investors.

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The Food Sleeve and the Food Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Food Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Food Sleeve and the Food Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Food Sleeve and the Food Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

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*Performance prior to January 1, 2015 is that of the Food Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Food Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q1, 2013	15.78%
Lowest Quarterly Return	Q3, 2011	-7.90%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

 (Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Food Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Food Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

68

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

69

Syntax Stratified Healthcare ETF

OBJECTIVE

The Syntax Stratified Healthcare ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified Healthcare Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.25%
Distribution and service (12b-1) fees	0.03%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.40%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$	$

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Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the healthcare sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the healthcare sector, including healthcare systems, devices, drugs and biotech products. These companies design, manufacture, and provide medical services to treat disease and promote human health. The Index will typically include between 75 and 150 components. The market capitalization of companies in the S&P 900® Index as of [    ] was between [   ] and [   ].

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

The Index is one of eleven Syntax Stratified Indices developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 900® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

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PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

MID-CAPITALIZATION SECURITIES RISK: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

HEALTHCARE SECTOR RISK: The Fund's assets will be concentrated in the healthcare sector, which means the Fund will be more affected by the performance of the healthcare sector than a fund that is more diversified. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

72

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of predecessor privately offered entities of the Fund (“Private Funds”) from year to year and by showing how their average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The returns were calculated generally using the methodology required of registered funds. However, since the Private Funds did not calculate their returns on a per share basis, their returns have been calculated on the total net asset value of the Private Funds. Neither the Private Funds’ nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling [___] or visiting our website at [___].

73

The Private Funds’ performance information, from inception (November 28, 2010) to January 1, 2015, is that of the portion of the Syntax 900 I, LP which tracked securities of the Syntax 900 Index related to the healthcare sector (the “Healthcare Sleeve”). The Private Funds’ performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the Healthcare Series of the Syntax Index Series LP. The Syntax 900 I, LP was reorganized into the Syntax Index Series LP to make the Healthcare Sleeve, among other sectors, individually available to investors.

The Healthcare Sleeve and the Healthcare Series each had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund which means that each also complied with the investment guidelines and restrictions of the Fund’s Index. The Healthcare Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the Private Funds. If the Private Funds had been subject to the provisions of the 1940 Act and the Internal Revenue Code, their performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the Private Funds is net of all fees, which were generally capped at 0.30%. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the Healthcare Sleeve and the Healthcare Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the Healthcare Sleeve and the Healthcare Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Fund’s Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

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*Performance prior to January 1, 2015 is that of the Healthcare Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Healthcare Series of Syntax Index Series LP.

The year to date return of the Fund as of [    ] is [  ]%.

Highest Quarterly Return	Q1, 2013	14.15%
Lowest Quarterly Return	Q3, 2011	-13.96%

Average Annual Total Returns (for periods ending 12/31/16)*

	One Year		Five Years		Since Inception (11/28/10)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions**	n/a	%	n/a	%	n/a	%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a	%	n/a	%	n/a	%
S&P 500® Index	[ ]	%	[ ]	%	[ ]	%

 (Index returns reflect no deduction for fees, expenses or taxes)

*Performance prior to January 1, 2015 is that of the Healthcare Sleeve of the Syntax 900 I, LP. Performance from January 1, 2015 to the Fund’s commencement of operations is that of the Healthcare Series of Syntax Index Series LP.

**The predecessor Private Funds were unregistered limited partnerships that did not qualify as registered investment companies for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the Private Funds are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

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PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL STRATEGIES INFORMATION

Please see “Principal Strategy” section under “Fund Summaries” above for a complete discussion of each Fund's principal investment strategies.

Syntax Indices utilize a proprietary system (“FIS”) developed by Syntax, LLC, an affiliate of Syntax Advisors, LLC, the Funds’ investment adviser, to categorize, group, and stratify constituent securities. FIS is a patented technology for mapping economic relationships between the constituent securities of each Fund’s Index and for managing concentrations of related business risks. Related business risks are not based on companies’ capitalization or past performance, but rather, are based on each company’s current business functions and the functional economic relationships between them. By identifying these underlying business relationships – common suppliers, customers, competitors, products, etc. – FIS identifies shared business risks in a securities portfolio. When financial indices lack tools for identifying these risks, they can become highly exposed to groups of companies that share related business risks.

FIS makes it possible to control for risks shared by groups of related companies by: 1) organizing companies that share related business risks into well-defined functional groups; and 2) weighting these groups to spread exposure across these underlying risks. Other commonly used industry and sector classifications like GICS and SIC lack codified definitions and instead simply group together companies that “seem similar”. Syntax’s FIS-based industries are engineered to minimize performance distortions caused by the uncontrolled risk exposures that are present in cap-weighted financial indices. FIS-based sectors effectively group and limit weighting in companies that have shared business functions that can make them perform similarly when events happen to change expectations in a given part of the economy.

The investment objective of every Syntax Index underlying a Fund is to deliver returns consistent with the performance objectives of the underlying companies that make up the index for such Fund. By using FIS and stratification to control for related business risks, Syntax Indices are designed to improve the tracking of the actual medium-to long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming group. Because FIS defines the functional parts of the economy, Syntax Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax, LLC believes that the Syntax Indices serve as a better basis for medium-to-long-term investments in index-tracking funds.

The Adviser seeks to track the performance of a Fund's Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect a Fund's ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

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These situations should be rare in US large and mid-cap companies, but in the event that a bankruptcy or other event occurs making a security illiquid, the Adviser intends to allocate to other similar holdings in the portfolio.

The Board of Trustees (the “Board”) of Syntax ETF Trust may change a Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the SAI. The Board may not change a Fund's investment objective without shareholder approval.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund Summary along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

Equity Securities Risk: Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Large-Capitalization Securities Risk: (all Funds except Syntax Stratified MidCap ETF) Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Mid-Capitalization Securities Risk: (all Funds except Syntax Stratified LargeCap ETF) The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

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Financial Sector Risk: The Syntax Stratified Financials ETF's assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Energy Sector Risk: The Syntax Stratified Energy ETF's assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Securities prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies' products or services or for energy products and services in general, as well as negative developments in these other areas, could adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

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Industrial Sector Risk: The Syntax Stratified Industrials ETF's assets will be concentrated in the industrial sector, which means the Fund will be more affected by the performance of the industrial sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Information Tools Sector Risk: The Syntax Stratified Information Tools ETF's assets will be concentrated in the information tools sector, which means the Fund will be more affected by the performance of the information tools sector than a fund that is more diversified. Market or economic factors impacting information tool companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of information tool companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information tool companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information tool companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information tool sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Information Sector Risk: The Syntax Stratified Information ETF's assets will be concentrated in the information sector, which means the Fund will be more affected by the performance of the information sector than a fund that is more diversified. Market or economic factors impacting information companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of information companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

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Consumer Sector Risk: The Syntax Stratified Consumer ETF's assets will be concentrated in the consumer sector, which means the Fund will be more affected by the performance of the consumer sector than a fund that is more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Food Sector Risk: The Syntax Stratified Food ETF's assets will be concentrated in the food sector, which means the Fund will be more affected by the performance of the food sector than a fund that is more diversified. Food companies are subject to government regulation affecting their products which may negatively impact such companies' performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Healthcare Sector Risk: The Syntax Stratified Healthcare ETF's assets will be concentrated in the healthcare sector, which means the Fund will be more affected by the performance of the healthcare sector than a fund that is more diversified. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

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Index Tracking Risk: There is a risk that the performance of each Fund may diverge from performance of its respective underlying Index as a result of tracking error. Tracking error may occur because of the differences between the securities held in a Fund’s portfolio and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, a Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because a Fund incurs fees and expenses, while the Index does not.

Passive Strategy/Index Risk: Each Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, ~~the~~ each Fund may hold constituent securities of its underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund's return to be lower than if such Fund employed an active strategy.

Market Trading Risk:

Absence of Active Market. Although Shares of each Fund are listed for trading on one or more stock exchanges, each Fund is a new fund and there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants.

Risk of Secondary Listings. Each Fund's Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that a Fund's Shares will continue to trade on any such stock exchange or in any market or that a Fund's Shares will continue to meet the requirements for listing or trading on any exchange or in any market. Each Fund's Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Shares are not Individually Redeemable

Shares may be redeemed at NAV by the Funds only in large lot sizes known as “Creation Units”, which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the secondary market.

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Secondary Market Trading Risk. Shares of each Fund may trade in the secondary market at times when a Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Shares of the Fund may trade at prices other than NAV. Shares of each Fund trade on stock exchanges at prices at, above or below a Fund's most recent NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund's holdings. The trading price of a Fund's Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of each Fund's portfolio holdings or NAV. Also, in times of market stress, market makers or Authorized Participants may  step away from their respective roles in making a market for Shares of the Fund and in executing  purchase or redemption orders. As a result, the trading prices of a Fund's Shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs ), Syntax believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that a Fund's Shares normally will trade on stock exchanges at prices close to a Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or Authorized Participants, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of a Fund that differ significantly from its NAV.

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Costs of buying or selling Fund shares. Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the "spread," that is, the difference between what investors are willing to pay for Fund Shares (the "bid" price) and the price at which they are willing to sell Fund Shares (the "ask" price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

U.S. Tax Risks: To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, each Fund must satisfy certain income, asset diversification and distribution requirements. If, for any taxable year, a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The tax treatment of certain derivatives is unclear for purpose of determining a Fund’s tax status.

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MANAGEMENT

BOARD OF TRUSTEES.  The Board of Trustees is responsible for overseeing the management and business affairs of the Funds. The Board oversees the operations of the Funds by its officers. The Board also reviews management of each Fund’s assets by the investment adviser and sub-adviser. Information about the Board of Trustees and executive officers of the Funds is contained in the SAI.

ADVISER.  Syntax Advisors, LLC (“Syntax” or the “Adviser”) serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Funds, executed through the selection of the Sub-Adviser for portfolio management and other agreed upon activities. Syntax has been a registered investment adviser since [ ]. Syntax is owned by [__]. As the adviser, Syntax provides an investment management program for each Fund and manages the investment of the Funds’ assets through sub-advisory relationships. The Adviser’s principal business address is 110 East 59th Street, 31st Floor, New York, NY 10022.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund expects to pay the Adviser the annual fee set forth below, which is based on a percentage of the respective Fund’s average daily net assets.

Fund	Advisory Fee
Syntax Stratified Core ETF	0.25%
Syntax Stratified LargeCap ETF	0.20%
Syntax Stratified MidCap ETF	0.30%
Syntax Stratified Financials ETF	0.25%
Syntax Stratified Energy ETF	0.25%
Syntax Stratified Industrials ETF	0.25%
Syntax Stratified Information Tools ETF	0.25%
Syntax Stratified Information ETF	0.25%
Syntax Stratified Consumer ETF	0.25%
Syntax Stratified Food ETF	0.25%
Syntax Stratified Healthcare ETF	0.25%

Contractual arrangements have been made with Syntax, through one year from the effective date of this prospectus, to waive fees and/or reimburse fund expenses to the extent that each Fund’s total operating expenses exceed the rates below, excluding, as applicable, Rule 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of each Fund’s operations. These arrangements cannot be terminated prior to one year from the effective date of this prospectus, without the approval of the Fund’s Board of Trustees. Syntax is entitled to reimbursement by each Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap. A Fund may only make repayments to the Syntax if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the Fund’s net expense ratio in place at the time such amounts were waived; and (2) the Fund’s current net expense ratio (before recoupment).

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Fund	Total Operating Expenses after Waiver/Reimbursement
Syntax Stratified Core ETF	0.35%
Syntax Stratified LargeCap ETF	0.25%
Syntax Stratified MidCap ETF	0.40%
Syntax Stratified Financials ETF	0.35%
Syntax Stratified Energy ETF	0.35%
Syntax Stratified Industrials ETF	0.35%
Syntax Stratified Information Tools ETF	0.35%
Syntax Stratified Information ETF	0.35%
Syntax Stratified Consumer ETF	0.35%
Syntax Stratified Food ETF	0.35%
Syntax Stratified Healthcare ETF	0.35%

SUB-ADVISER.  Pursuant to an investment sub-advisory agreement with Syntax, Vantage Consulting Group (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to each Fund and performs the day to day management of the Funds and places orders for the purchase and sale of securities for each Fund. For its services to the Funds, the Sub-Adviser is compensated by Syntax. The Sub-Adviser has been a registered investment adviser since June 2, 1986 and is owned by Mark T. Finn. As of [ ], the Sub-Adviser managed approximately $[ ] billion in assets. The Sub-Adviser’s principal business address is 3500 Pacific Ave. Virginia Beach, VA 23451.

A discussion regarding the Board’s consideration of the investment advisory and sub-advisory agreements will be found in the Trust’s Semi-Annual Report to Shareholders for the period ended [__], 2017.

PORTFOLIO MANAGER.  Each Fund is managed by the portfolio manager listed below.

Portfolio Manager	Business Experience over Past 5 Years
James Thomas Wolfe	Mr. Wolfe currently serves as portfolio manager. He has held a variety of positions since joining Vantage in 1988 including trader, operations manager, and systems developer specializing in quantitative modeling, and he is currently head trader. Mr. Wolfe is an investment professional with over 25 years of experience. Mr. Wolfe received his BA from Virginia Wesleyan College in 1983 and an MBA from the College of William and Mary in 1989.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds is available in the SAI.

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Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company is the Administrator for the Funds, the Transfer Agent to the Funds and the Custodian for each Fund's assets.

Distributor

[    ] (the “Distributor”) is the distributor of the Fund Shares. The Distributor will not distribute Fund Shares in less than Creation Units, and it does not maintain a secondary market in the Fund Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund Shares.

Independent Registered Public Accounting Firm

[    ] serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Arnold & Porter Kaye Scholer LLP serves as legal counsel to the Trust and the Funds.

INDEX/TRADEMARK LICENSES AND DISCLAIMER

Syntax, LLC, the Index Provider, is affiliated with the Trust and the Adviser. The Adviser (“Licensee”) has entered into license agreements with the Index Provider pursuant to which the Adviser pays a fee to use their respective Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

The Syntax Indices are the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain each Index. The Syntax Indices are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor's Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Syntax Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC. S&P® is a registered trademark of Standard & Poor's Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

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The Funds based on each Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Syntax Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Syntax, LLC with respect to the Syntax Indices is the licensing of the S&P 500 Index, the S&P 400 Index, the S&P 900 Index and each’s constituents, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Syntax Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Syntax Indices is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN EXCEPT THOSE ARISING FROM FRAUD OR GROSS NEGLIGENCE ON THE PART OF S&P. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SYNTAX, LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SYNTAX INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

ADDITIONAL PURCHASE AND SALE INFORMATION

The Shares are listed for secondary trading on NYSE Arca, Inc. (the “Exchange”) and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at [________].

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would occur, for example from an investor’s efforts to take advantage of a potential arbitrage opportunity, and would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in the large quantities of Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

BOOK ENTRY. Shares of each Fund are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee Cede & Co., is the record owner of all outstanding Shares.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS.  As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income dividends from stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividend distributions, if any, for the following Funds are generally distributed to shareholders annually, but may vary significantly from period to period. Net capital gains for all Funds are distributed at least annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Distributions which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

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U.S. FEDERAL INCOME TAXATION

The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction. The following information supplements, and should be read in conjunction with, the section in the SAI entitled “U.S. Federal Income Taxation.”

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” (a “RIC”) under the Internal Revenue Code. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

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As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

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Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualified dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. To the extent designated as capital gain dividends by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualified dividend income are, to the extent of a Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. Substitute payments received on Fund Shares that are lent out will be ineligible for being reported as qualified dividend income.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and generally as capital gain thereafter.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

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Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

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With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of a Fund’s net capital gain. Special rules apply with respect to dividends of a Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”

In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of a Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Back-Up Withholding.

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 28% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

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Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. A Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in the Funds, please see the section of the SAI entitled “U.S. Federal Income Taxation.”

GENERAL INFORMATION

Syntax ETF Trust was organized as a Delaware statutory trust on June 27, 2013. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

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For purposes of the 1940 Act, Shares of the Trust are issued by the respective series of the Trust and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of a Fund’s Shares was greater than a Fund’s NAV per Share (i.e. at a premium) and the number of days it was less than the Fund’s NAV per Share (i.e. at a discount) for various time periods is available by visiting the Fund’s website at [_________].

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

DISTRIBUTION PLAN

Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has limited each Fund’s 12b-1 fee to 0.03% of its daily net assets through at least one year from the effective date of this prospectus. Rule 12b-1 fees are paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

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OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca, Inc. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

FINANCIAL HIGHLIGHTS

Financial Highlights are not included in this Prospectus because the Funds have not commenced operations prior to the date of this Prospectus.

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WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. An SAI and the annual and semi-annual reports to shareholders, each of which will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year, as applicable. The SAI and the financial statements included in the Trust's annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, by visiting the Funds' website at [_____] or by calling the following number:

Investor Information: [Toll free number]

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholder inquiries may be directed to the Funds in writing to [Syntax Advisors, LLC at [  ]] or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of each Fund's Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

[Inv. Co. Act #]

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SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SYNTAX ETF TRUST (THE “TRUST”)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

DATED [_________]

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus for the Trust dated [________], as it may be revised from time to time (the “Prospectus”).

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SYNTAX STRATIFIED INFORMATION ETF
SYNTAX STRATIFIED CONSUMER ETF
SYNTAX STRATIFIED FOOD ETF
SYNTAX STRATIFIED HEALTHCARE ETF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, [    ], at [      ], by visiting the Funds’ website at [______] or calling [1-xxx-xxx-xxxx].

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GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and, collectively, “Funds”). The Trust was organized as a Delaware statutory trust on June 27, 2013. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond to the total return, of a specified market index (each an “Index” and together the “Indices”). Syntax Advisors, LLC (“Syntax” or the “Adviser”) serves as the investment adviser for each Fund. Vantage Consulting Group (“Vantage” or the “Sub-Adviser,” and together with the Adviser, “Advisers”) serves as the investment sub-adviser for each Fund.

Each Fund offers and issues Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares have been approved for listing and secondary trading on a national securities exchange (“Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 50,000 Shares, as set forth in the Prospectus.

Shares may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

ADDITIONAL INDEX INFORMATION

Syntax Indices

The Syntax Indices are developed and maintained in accordance with the following criteria: (1) each of the component securities in each Index is a constituent company of the S&P 900® Index; and (2) each Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at [   ].

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Syntax Stratified-Weight Indices represent a major breakthrough in passive index weighting methodology in that they control for the negative impacts of related business risks. When two or more companies’ earnings are affected by the same fundamental drivers, we say that they share a related business risk. Syntax Indices utilize a proprietary system (“FIS”) developed by Syntax, LLC, to identify related business risks and implement a patented stratified weighting methodology that controls for the inadvertent overweighting of related business risk that regularly occurs in capitalization-weighted and equal-weighted indices. To learn more about FIS, please visit [_____].

Stratified-Weight Indices are a new class of passive indexing that mitigates the negative impacts of overweighting related business risks without sacrificing upside performance in normal markets. Stratified-weight indices, together with capitalization-weight and equal-weight indices, form a complementary suite of index weighting methods that each provide a different measure of market performance. Capitalization-weight indices measure aggregate market performance, equal-weight indices measure average company performance, and stratified-weight indices measure diversified business performance. Each are important market benchmarks that offer different perspectives.

The investment objective of every Syntax Index underlying a Fund is to deliver returns consistent with the performance objectives of the underlying companies that make up the index for such Fund. By using FIS and stratification to control for exposure to related business risks, Syntax Indices are designed to improve the tracking of the actual medium-to long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming group. Because FIS defines the related business risks, Syntax Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax, LLC believes that the Syntax Indices serve as a better basis for medium-to-long-term investments in index-tracking funds.

Syntax Stratified Core ETF

The Syntax Stratified Core Index is the stratified-weight version of the S&P 900® Index, which combines the S&P 500® Index and S&P 400® Index. The Index holds the same constituents as the S&P 900, but the weight of each company in the Syntax Stratified Core Index is based on its patented methodology to control exposure to related business risks (RBRs).

Syntax Stratified LargeCap ETF

The Syntax Stratified LargeCap Index is the stratified-weight version of the widely used S&P 500® Index. The Index holds the same constituents as the S&P 500, but the weight of each company in the Syntax Stratified LargeCap Index is based on its patented methodology to control exposure to related business risks (RBRs).

Syntax Stratified MidCap ETF

The Syntax Stratified MidCap Index is the stratified-weight version of the widely used S&P MidCap 400® Index. The index holds the same constituents as the S&P MidCap 400, but the weight of each company in the Syntax Stratified MidCap Index is based on its patented methodology to control exposure to related business risks (RBRs).

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Syntax Stratified Financials ETF

The Syntax Stratified Financials Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the financials sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the Financials sector including banking, insurance, and real estate companies. All of these companies play a central role in directing and structuring flows of capital resources in the US and global economy.

Syntax Stratified Energy ETF

The Syntax Stratified Energy Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the energy sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the energy sector, including extraction, refined oil and utilities. All of these companies play a central role in creating and distributing energy resources in the US and global economy.

Syntax Stratified Industrials ETF

The Syntax Stratified Industrials Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the industrials sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the industrial sector, including industrial raw materials, components, finished equipment, and industrial services. All of these companies play a central role in creating and maintaining industrial equipment, which is used to produce the tangible goods that are essential to economic systems, including real estate, consumer goods, healthcare products, computer hardware and food.

Syntax Stratified Information Tools ETF

The Syntax Stratified Information Tools Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the information tools sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the information tools sector, including components for electronic systems and computing systems for businesses and consumers. These companies play a central role in designing, producing, and maintaining the information tools that enable information systems underlying virtually every part of the developed economy.

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Syntax Stratified Information ETF

The Syntax Stratified Information Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the information sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the information sector, including commercial and consumer transaction, investment, media and other similar services information. These companies play a central role in designing, developing, implementing, and distributing the information systems underlying virtually every part of the developed economy.

Syntax Stratified Consumer ETF

The Syntax Stratified Consumer Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the consumer products and services sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the consumer products and services sector, including transportation, apparel, and household and personal care goods. These companies play a central role in directly providing the resources and services used by domestic and global consumers in everyday work and leisure.

Syntax Stratified Food ETF

The Syntax Stratified Food Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the food sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the food sector, including agriculture, food and beverage processing, and restaurant, retail, and wholesale food distribution. These companies play a major role in producing and providing the food and beverages that sustain consumers in the US and around the world.

Syntax Stratified Healthcare ETF

The Syntax Stratified Healthcare Index is a stratified-weight index consisting of companies from the S&P 900® Index that operate in the healthcare sector. Combined, all Syntax sector indices hold the constituents of the S&P 900, but the weighting is based on its patented methodology to control exposure to related business risks (RBRs). The Index is reconstituted on a quarterly basis to measure the performance of the securities that share related business risks in the healthcare sector, including healthcare systems, devices, drugs and biotech products. These companies design, manufacture, and provide medical services to treat disease and promote human health.

Disclaimer

The Syntax Indices are the property of Syntax, LLC which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain each Index. The Syntax Indices are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor's Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Syntax Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC S&P® is a registered trademark of Standard & Poor's Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

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The Funds based on each Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Syntax Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Syntax, LLC with respect to the Syntax Indices is the licensing of the S&P 500 Index, the S&P 400 Index, the S&P 900 Index and each’s constituents, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Syntax Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Syntax Indices is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN EXCEPT THOSE ARISING FROM FRAUD OR GROSS NEGLIGENCE ON THE PART OF S&P. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SYNTAX, LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SYNTAX INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

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INVESTMENT POLICIES

INVESTMENT STRATEGIES

DIVERSIFICATION STATUS

Each of the Funds is classified as a “diversified” investment company under the 1940 Act.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day – as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by the Custodian until repurchased. No more than an aggregate of 15 percent of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, cash and cash equivalents, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service (“Moody’s”) or “A-1” by Standard & Poor’s (“S&P”), or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

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The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s Prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67 percent or more of the voting securities of the Fund present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50 percent of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Change its investment objective;

2.	Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3.	Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund’s total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund’s total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant Index for creation of Creation Units);

4.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);

5.	Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6.	Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

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8.	Sell securities short;

9.	Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock Indices and options on such futures contracts and make margin deposits in connection with such contracts; or

10.	Concentrate its investments in securities of issuers in the same industry, except as may be necessary to approximate the composition of the Fund’s underlying Index (the SEC Staff considers concentration to involve more than 25 percent of a fund’s assets to be invested in an industry or group of industries).

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund:

1.	Will not invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by each Fund in accordance with its views.

2.	Will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

3.	Will, under normal circumstances, invest at least 95% of its total assets in common stocks that compose its relevant Index. Prior to any change in a Fund’s 95% investment policy, a Fund will provide shareholders with 60 days written notice.

4.	Will not invest in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

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EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under “ADDITIONAL PURCHASE AND SALE INFORMATION.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT.”

The Board has responsibility for the overall management, operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.

The Trustees and executive officers of the Trust, along with their year of birth, principal occupations over the past five years, length of time served, total number of portfolios overseen in the fund complex, public and fund directorships held and other positions and their affiliations, if any, with the Adviser, are listed below:

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TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Independent Trustees
[ ]
[ ]
[ ]
Interested Trustees
Rory Riggs	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	[ ]	11	[ ]
Kathy Cuocolo	Trustee and President	Term: Unlimited Trustee since 2017	[ ]	11	[ ]

OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs	Chief Executive Officer	Since 2017	[ ]
Kathy Cuocolo	President	Since 2017	[ ]
Glenn Francis	Treasurer and Chief Financial Officer	Since 2017	[ ]

Leadership Structure and Board of Trustees

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described in this SAI, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Sub-Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., a Sub-Adviser is responsible for the day-to-day management of a Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

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The Trustees’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, their investment philosophies, brokerage practices and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, Sub-Advisory Agreement with the Sub-Adviser, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Advisers’ adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Regular reports are made to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the Adviser, Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Trustees and Officers. There are [5] members of the Board of Trustees, [3] of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Mr. Riggs, an Interested Trustee, serves as Chairman of the Board to act as liaison with the investment adviser, other service providers, counsel and other Trustees generally between meetings. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating and Governance Committee. The Audit Committee and Nominating and Governance Committee are each chaired by an Independent Trustee and composed of all of the Independent Trustees.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Funds provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of each Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

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[Mr. Riggs has experience…]

[Ms. Cuocolo has]

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC and do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays, in the aggregate, each Independent Trustee an annual fee of $[   ]. For special meetings in addition to the four regularly scheduled Board meetings, Independent Trustee will receive $[   ] for special in-person meetings and $[   ] for each special telephonic or video conference meeting attended. The Lead Independent Trustee of the Board receives an additional annual fee of $[   ] and the Chairmen of the Audit Committee and Nominating and Governance Committee each receive an additional annual fee of $[   ]. Trustee fees are allocated between the Funds in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

STANDING COMMITTEES

Audit Committee. The Board has an Audit Committee consisting of all Independent Trustees. [  ] serves as Chair. The Audit Committee meets with the Trust’s independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust’s accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust’s independent auditors. The Audit Committee was established on [  ] and therefore did not meet during the fiscal year ended December 31, 2016.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee consisting of all Independent Trustees. [  ] serves as Chairperson. The responsibilities of the Nominating and Governance Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance structures and procedures of the Funds; (3) periodically review Trustee compensation, (4) annually review committee and committee chair assignments, (5) annually review the responsibilities and charter of each committee, (6) to plan and administer the Board’s annual self-evaluation, (7) annually consider the structure, operations and effectiveness of the Nominating and Governance Committee, and (8) at least annually evaluate the independence of counsel to the Independent Trustees. The Nominating and Governance Committee was established on [   ] and therefore did not meet during the fiscal year ended December 31, 2016.

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The Trustees adopted the following procedures with respect to the consideration of nominees recommended by security holders.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Committee in connection with the Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the SEC or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

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4.	The Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Committee will not be required to consider such candidate.

OWNERSHIP OF FUND SHARES

As of [__], neither the Independent Trustees nor their immediate family members owned beneficially or of record any securities in the Adviser, Principal Underwriter or any person controlling, controlled by, or under common control with the Adviser or Principal Underwriter.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2016.

Name of Trustee	Fund	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
TBD	None	None	None
TBD	None	None	None
TBD	None	None	None

Interested Trustee:
TBD	None	None	None

CODE OF ETHICS. The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which are designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as an exhibit to the Trust’s registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

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PROXY VOTING POLICY. The Board believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Sub-Adviser. The Sub-Adviser’s proxy voting policy is attached at the end of this SAI. Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available: (1) without charge by calling [   ]; (2) on the Funds’ website at [   ]; and (3) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”). The basket represents one Creation Unit of a Fund. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Funds or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

THE INVESTMENT ADVISER.

Syntax Advisors, LLC (“Syntax” or “Adviser”) acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser’s principal address is 110 East 59th Street, 31st Floor, New York, NY 10022.

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of a Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund’s average daily net assets as set forth in each Fund’s Prospectus. From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Advisor or its affiliates (“Independent Trustees”); (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses; (vi) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Advisor under the Investment Advisory Agreement.

The advisory fees paid to the Adviser for the last three fiscal years have been omitted because the Funds have not commenced investment operations as of the date of this SAI.

Syntax has agreed to waive its fees and/or absorb expenses of each Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the rates below. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Fund	Total Operating Expenses after Waiver/Reimbursement
Syntax Stratified Core ETF	0.35%
Syntax Stratified LargeCap ETF	0.25%
Syntax Stratified MidCap ETF	0.40%
Syntax Stratified Financials ETF	0.35%
Syntax Stratified Energy ETF	0.35%
Syntax Stratified Industrials ETF	0.35%
Syntax Stratified Information Tools ETF	0.35%
Syntax Stratified Information ETF	0.35%
Syntax Stratified Consumer ETF	0.35%
Syntax Stratified Food ETF	0.35%
Syntax Stratified Healthcare ETF	0.35%

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A discussion regarding the Board’s consideration of the Investment Advisory Agreement can be found in the Trust’s Semi-Annual Report to Shareholders for the period ended [    ] (when available).

SUB-ADVISER

Vantage Consulting Group (“Vantage” or the “Sub-Adviser”), 3500 Pacific Ave. Virginia Beach, VA 23451, serves as the investment sub-adviser for the Funds pursuant to an Investment Sub-Advisory Agreement between the Adviser and Vantage, dated [     ] (referred to as a “Sub-Advisory Agreement). The Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for each Fund, subject to the supervision by the Adviser. For its services, the Sub-Adviser is compensated by the Adviser.

PORTFOLIO MANAGER

The Sub-Adviser manages the Funds using a team of investment professionals. The professional primarily responsible for the day-to-day portfolio management of each Fund is James Thomas Wolfe.

The following table lists the number and types of accounts, other than the Funds, managed by Mr. Wolfe and the assets under management in those accounts.

Other Accounts Managed as of [     ]

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)
James Thomas Wolfe

* Mr. Wolfe serves as the portfolio manager for each Fund’s predecessor private fund. Each predecessor private fund is expected to be merged into its corresponding Fund upon each Fund’s commencement of operations.

OWNERSHIP OF SECURITIES

The portfolio manager listed above does not beneficially own any Shares of the Funds as of [     ].

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CONFLICTS OF INTEREST

Description of Material Conflicts of Interest. Because the portfolio manager may manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by the portfolio manager may not have portfolio compositions identical to those of the Funds due, for example, to specific investment limitations or guidelines present in some portfolios or accounts but not others. The portfolio manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. For example, the portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. However, the compensation structure for portfolio manager does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed.

COMPENSATION

The Sub-Adviser’s compensation and incentive program varies by professional and discipline. A portfolio manager’s compensation is comprised of a fixed based salary and a bonus. The base salary is not based on the value of the assets managed but rather on the individual portfolio manager’s experience and responsibilities. The bonus also varies by individual and is based upon criteria that incorporate the Sub-Adviser’s assessment of a Fund’s performance as well as a portfolio manager’s corporate citizenship and overall contribution to the Firm.

THE ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
AND SECURITIES LENDING AGENT.

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of the Funds.

Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws; provided, however, such indemnity of the Administrator shall not apply in the case of the Administrator’s gross negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

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State Street also serves as Custodian for each Fund pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”).

Compensation. As compensation for its services under the Administration Agreement, the Custodian Agreement and Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets of the Trust as follows:

For its services as Administrator, State Street is paid an annual fee based on the net assets of the Funds. This fee is paid by the Adviser out of the management fee paid by each Fund to the Adviser. As the Funds have not yet commenced operation, no Fund has paid State Street fees for its services as Administrator.

For its services as Custodian and fund accountant, State Street is paid an annual fee based on the net assets of the Funds. It also receives an annual fee for ETF basket creation services. These fees are paid by the Adviser out of the management fee paid by each Fund to the Adviser. As the Funds have not yet commenced operation, no Fund has paid State Street fees for its services as Custodian or fund accountant.

THE DISTRIBUTOR.

[    ] (“[   ]” or the “Distributor”) is the principal underwriter and Distributor of the Funds’ Creation Units. Its principal address is [     ]. Investor information can be obtained by calling [    ]. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Creation Units of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in numbers less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to Authorized Participants (as defined below) purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.

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Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has limited each Fund’s 12b-1 fee to 0.03% of its daily net assets through at least one year from the effective date of this prospectus. Rule 12b-1 fees are paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to a Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days’ written notice to the other party. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days’ notice to the other party thereto.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for each Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sale of Fund Shares into account. The Sub-Adviser considers the full range of brokerage services applicable to a particular transaction that may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks when appropriate.

The Sub-Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Sub-Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research.

The Sub-Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

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The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The aggregate dollar amount of brokerage commissions paid by the Funds for the last three fiscal years have been omitted because the Funds have not commenced investment operations as of the date of this SAI.

Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.

Holdings in Securities of Regular Broker-Dealers for the most recent fiscal year have been omitted because the Funds have not commenced investment operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses or transaction costs. The overall reasonableness of brokerage commissions and transaction costs is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions and transaction costs paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co. and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Funds do not have information concerning their beneficial ownership held in the names of DTC Participants, as of [     ] the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of a Fund were as follows:

COMPANY NAME	ADDRESS	% OWNERSHIP

Syntax Stratified Core ETF

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified Financials ETF

Syntax Stratified Energy ETF

Syntax Stratified Industrials ETF

Syntax Stratified Information Tools ETF

Syntax Stratified Information ETF

Syntax Stratified Consumer ETF

Syntax Stratified Food ETF

Syntax Stratified Healthcare ETF

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of certain Funds, may be deemed to have control of the applicable Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of such Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor, State Street or an affiliate (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

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[As of [      ], the Trustees and officers of the Trust, as a group, owned less than 1% of each Fund’s outstanding Shares.]

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities included in the relevant Index or in cash for the value of such securities. The value of each Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are set forth in the table below:

FUND	Creation Unit Size
Syntax Stratified Core ETF Syntax Stratified LargeCap ETF Syntax Stratified MidCap ETF Syntax Stratified Financials ETF Syntax Stratified Energy ETF Syntax Stratified Industrials ETF Syntax Stratified Information Tools ETF Syntax Stratified Information ETF Syntax Stratified Consumer ETF Syntax Stratified Food ETF Syntax Stratified Healthcare ETF	50,000

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE Arca is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities instruments (“Deposit Instruments”) per each Creation Unit, constituting a substantial replication, or (ii) the Deposit Cash constituting the cash value of the Deposit Instruments and “Cash Amount,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Instruments that would otherwise be provided by an in-kind purchaser.

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Together, the Deposit Instruments or Deposit Cash, as applicable, and the Cash Amount constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Amount” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the aggregate market value of the Deposit Instruments or Deposit Cash, as applicable. If the Cash Amount is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such positive amount. If the Cash Amount is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Amount. The Cash Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Instruments or Deposit Cash, as applicable. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required amount of the instruments comprising the Deposit Instruments or the required amount of Deposit Cash, as applicable, as well as the estimated amount of the Cash Amount to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Instruments or the required amount of Deposit Cash, as applicable, is made available.

The identity and required amount of each instrument comprising the Deposit Instruments or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Instruments may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Instrument which shall be added to the Deposit Instruments, including, without limitation, in situations where such Deposit Instrument: (i) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (ii) in the case of foreign Funds holding non-US Deposit Instruments, where such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers , or other similar circumstances; (iii) may not be available in sufficient quantity for delivery; (iv) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; or (v) a holder of Shares of a foreign Fund holding non-US instruments would be subject to unfavorable income tax treatment if the holder receives redemption proceed “in-kind” (collectively, “non-standard orders”). The Trust also reserves the right to include or remove Deposit Instruments from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

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PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Deposit Instruments together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more whole Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Instruments, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Instruments. Foreign Deposit Instruments must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Instruments or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Deposit Instruments must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Amount and the Deposit Instruments or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Instruments or payment of Deposit Cash, as applicable, and the payment of the Deposit Instruments has been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Instruments (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

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In instances where the Trust accepts Deposit Instruments for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Deposit Instruments, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Instruments (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Instruments. The Trust may use such Additional Cash Deposit to buy the missing Deposit Instruments at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Instruments, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Instruments or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80 percent or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Instruments would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

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REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN WHOLE CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio instruments that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Instruments”). In certain circumstances, Redemption Instruments received on redemption may not be identical to Deposit Instruments.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Redemption Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Redemption Instruments have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more redemption Instruments.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Redemption Instruments and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Redemption Instruments and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Redemption Instruments and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

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With respect to in kind redemptions of a Fund, in connection with taking delivery of shares of Redemption Instruments upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Instruments are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Redemption Instruments will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holidays Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If the Authorized Participant has not made appropriate arrangements to take delivery of the Redemption Instruments in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Redemption Instruments). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Redemption Instruments but does not differ in net asset value.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

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Redemptions of Shares for Redemption Instruments will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Redemption Instruments upon redemptions or could not do so without first registering the Redemption Instruments under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Instruments applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Redemption Instruments that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Redemption Instruments.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. A Fund may adjust the transaction fee from time to time. The Creation/Redemption Transaction Fee may be waived for a Fund when the Adviser believes that waiver of such fee is in the best interest of the Fund. When determining whether to waive the Creation/Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving such fee will facilitate the initial launch of a Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for a Fund’s shares; and not result in a Fund bearing additional costs or expenses as a result of such waiver.

An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Redemption Instruments from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

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FUND	TRANSACTION FEE	MAXIMUM TRANSACTION FEE

Syntax Stratified Core ETF

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified Financials ETF

Syntax Stratified Energy ETF

Syntax Stratified Industrials ETF

Syntax Stratified Information Tools ETF

Syntax Stratified Information ETF

Syntax Stratified Consumer ETF

Syntax Stratified Food ETF

Syntax Stratified Healthcare ETF

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled “PURCHASE AND SALE OF FUND SHARES” and “ADDITIONAL PURCHASE AND SALE INFORMATION.”

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

In computing a Fund’s net asset value per Share, the Fund’s securities holdings are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. In the case of shares of funds that are not traded on an exchange (e.g., mutual funds), last sale price means such fund’s published net asset value per share. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Oversight Committee in accordance with procedures adopted by the Board. In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Index. This may result in a difference between a Fund’s performance and the performance of the Index.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Fund, net of expenses of such Fund, as if such Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” under the Internal Revenue Code or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT. Broker dealers, at their own discretion, may also offer a dividend reinvestment service under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment service offered by such broker dealer.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “U.S. Federal Income Taxation.”

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Except to the extent discussed below, this summary assumes that a Fund’s shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, tax-exempt shareholders. This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. This discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to qualify and elect to be treated as a separate regulated investment company (“RIC”) under the Internal Revenue Code. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, each Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnership that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or business or in the securities of one or more QPTPs. Furthermore, each Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

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Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Phantom Income. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also —“Certain Debt Instruments” below.)

Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

If a Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

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Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or original issue discount in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or original issue discount, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or original issue discount, which could affect the character and timing of recognition of income.

Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if a Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by a Fund will reduce the return from the Fund’s investments.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and certain other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

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Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and a Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income, as discussed below). Corporate shareholders of a Fund may be eligible to take a dividends-received deduction with respect to such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.

A Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that a Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that a Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consist of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by a Fund from a real estate investment trust (“REIT”) or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

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To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets).

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain may be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 39.6% and long-term capital gain is taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 35% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

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Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Fund Shares will be disallowed under the “wash sale” rules if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Fund Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Reportable Transactions. If a Fund shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required to file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

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Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Dividends. With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income tax), provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in a Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the United States, the non-U.S. shareholder generally will be exempt from withholding tax, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by a Fund). Lastly, special rules apply with respect to dividends that are subject to the Foreign Investment in Real Property Act (“FIRPTA”), discussed below (see—“Investments in U.S. Real Property”).

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Sales of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see —“Investments in U.S. Real Property”).

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Investments in U.S. Real Property. Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as for a U.S. Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. A Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business.

An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” A “domestically-controlled RIC” is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if a Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by such Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the United States, subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

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Even if a Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends subject to a 30% withholding tax or lower applicable treaty rate).

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of a Fund should consult their tax advisers regarding the application of the rules described above.

Back-Up Withholding

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 28% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act ("FATCA") generally imposes a 30% withholding tax on "withholdable payments" (defined below) made to (i) a "foreign financial institution" ("FFI"), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a "non-financial foreign entity" (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a "withholdable payment" may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

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"Withholdable payments" generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

CAPITAL STOCK AND SHAREHOLDER REPORTS

Each Fund issues Shares of beneficial interest, par value $.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding series of the Trust. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to each Fund, and in the net distributable assets of each Fund on liquidation.

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Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust (i.e., Shares of the Funds) vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other Funds, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the fund) have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund’s assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o Syntax Advisors, LLC, 110 East 59th Street, 31st Floor, New York, NY 10022.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Arnold & Porter Kaye Scholer LLP serves as counsel to the Trust. [          ] serves as the independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

No financial statements have been prepared for the Funds as of the date of this SAI.

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Syntax ETF Trust

PART C - OTHER INFORMATION

Item 28.	Exhibits

(a)		Declaration of Syntax ETF Trust (“Registrant”), filed previously with the Registrant’s registration statement dated January 18, 2017.

(b)		By-Laws of the Registrant, filed previously with the Registrant’s registration statement dated January 18, 2017.

(c)		Not applicable.

(d)	(i)	Form of Investment Advisory Agreement by and between Registrant and Syntax Advisors, LLC, to be filed by amendment.

	(ii)	Form of Investment Sub-Advisory Agreement by and between Syntax Advisors, LLC and Vantage Consulting Group, to be filed by amendment.

	(iii)	Form of Fee Waiver and Expense Reimbursement Agreement by between the Registrant and the Syntax Advisors, LLC, to be filed by amendment.

(e)		Form of Distribution Agreement by and between Registrant and [ ], to be filed by amendment.

(f)		Not Applicable.

(g)		Form of Custodian Agreement by and between Registrant and State Street Bank and Trust Company, to be filed by amendment.

(h)	(i)	Form of Administration Agreement by and between Registrant and State Street Bank and Trust Company, to be filed by amendment.

	(ii)	Form of Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company, to be filed by amendment.

	(ii)	Form of Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

	(iii)	Form of Participant Agreement, to be filed by amendment.

(i)		Opinion and consent of counsel, to be filed by amendment.

(j)	(i)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)		Not Applicable.

(l)		Initial Capital Agreement, to be filed by amendment.

(m)		Rule 12b-1 Plan, to be filed by amendment.

(n)		Not Applicable.

(o)		Reserved.

(p)	(i)	Code of Ethics of the Registrant to be filed by amendment.

	(ii)	Code of Ethics of Syntax Advisors, LLC, to be filed by amendment.

	(iii)	Code of Ethics of [distributor], to be filed by amendment.

(q)		Powers of Attorney, to be filed by amendment.

1

Item 29.	Persons Controlled by or under Common Control with Registrant.

[No person is directly or indirectly controlled by or under common control with the Registrant.]

Additionally, see the “Control Persons and Principal Holders of Securities” section of the Statement of Additional Information for a list of shareholders who own more than 5% of a specific fund’s outstanding shares and such information is incorporated by reference to this Item.

Item 30.	Indemnification

[To be updated in a subsequent filing]

Item 31.	Business and Other Connections of Investment Adviser

Syntax Advisors, LLC (the “Adviser”) serves as the investment adviser for the Registrant with respect to each of its series.  The principal business address of the Adviser is 110 East 59th Street, 31st Floor New York, NY 10022.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated [__].

Vantage Consulting Group (the “Sub-Adviser”) serves as the investment sub-adviser for the Registrant with respect to each of its series.  The principal business address of the Sub-Adviser is 3500 Pacific Ave. Virginia Beach, VA 23451.  With respect to the Sub-Adviser, the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated [__].

The Adviser’s and Sub-Adviser’s respective Form ADVs may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters.

[To be updated in a subsequent filing]

Item 33.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(a)	Syntax Advisors, LLC, 110 East 59th Street, 31st Floor New York, NY 10022 (records as investment adviser);

(b)	Vantage Consulting Group, 3500 Pacific Ave. Virginia Beach, VA 23451;

(c)	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111

(records as administrator, custodian and transfer agent); and

(d)	[ ] (records as distributor).

Item 34.	Management Services

The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

Item 35.	Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of March, 2017.

SYNTAX ETF TRUST

By:	/s/ Rory B. Riggs
Rory B. Riggs
Sole Trustee

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Rory B. Riggs	Sole Trustee	March 24, 2017
Rory B. Riggs